DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2013	2012
Noninterest-bearing	$55,263,604	$60,330,245
Interest-bearing transaction accounts	292,542,353	223,830,488
Savings	27,174,489	25,689,456
Time	127,559,246	150,523,857

	$502,539,692	$460,374,046

Included in time deposits were approximately $18,012,000 and $29,201,000 of brokered deposits for the years ended December 31, 2013 and 2012, respectively.  Included in interest-bearing transaction accounts were approximately $106,525,000 and $48,076,000 of brokered deposits at the years ended December 31, 2013 and 2012, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2013	2012
Interest-bearing transaction accounts	$1,018,327	$1,203,755
Savings	77,990	115,143
Time	1,673,368	2,514,712

	$2,769,685	$3,833,610

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $55,568,000 and $70,786,000 at December 31, 2013 and 2012, respectively.

At December 31, 2013, the scheduled maturities of time deposits are as follows:

Year Ending December 31,	Amount
2014	$59,551,611
2015	22,025,292
2016	20,281,211
2017	19,552,462
2018	6,032,473
Thereafter	116,197

$127,559,246